Annual Total Returns - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - Fidelity Conservative Income Municipal Bond Fund
Mar. 01, 2025
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	May 25, 2023
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	May 25, 2023
Annual Return 2024	3.11%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	May 25, 2023